Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
CTIVP - Westfield Mid Cap Growth Fund Class 1
Shareholder Report [Line Items]
Fund Name	CTIVP® – Westfield Mid Cap Growth Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about CTIVP ® – Westfield Mid Cap Growth Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 41	0.82%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%
Net Assets	$ 294,561,030
Holdings Count | Holdings	59
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 294,561,030
Total number of portfolio holdings	59
Portfolio turnover for the reporting period	33%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund rep
rese
nted as a percen
tag
e of Fund net assets. Derivative
s
are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
TransDigm Group, Inc.	3.9%
Fair Isaac Corp.	3.4%
Ross Stores, Inc.	3.2%
Axon Enterprise, Inc.	3.2%
Vertiv Holdings Co.	2.9%
DexCom, Inc.	2.7%
Constellation Brands, Inc., Class A	2.5%
Copart, Inc.	2.4%
HubSpot, Inc.	2.4%
Rockwell Automation, Inc.	2.3%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
TransDigm Group, Inc.	3.9%
Fair Isaac Corp.	3.4%
Ross Stores, Inc.	3.2%
Axon Enterprise, Inc.	3.2%
Vertiv Holdings Co.	2.9%
DexCom, Inc.	2.7%
Constellation Brands, Inc., Class A	2.5%
Copart, Inc.	2.4%
HubSpot, Inc.	2.4%
Rockwell Automation, Inc.	2.3%

CTIVP - Westfield Mid Cap Growth Fund Class 2
Shareholder Report [Line Items]
Fund Name	CTIVP® – Westfield Mid Cap Growth Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about CTIVP ® – Westfield Mid Cap Growth Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 54	1.07%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.07%
Net Assets	$ 294,561,030
Holdings Count | Holdings	59
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 294,561,030
Total number of portfolio holdings	59
Portfolio turnover for the rep ort ing period	33%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a
p
ercentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
TransDigm Group, Inc.	3.9%
Fair Isaac Corp.	3.4%
Ross Stores, Inc.	3.2%
Axon Enterprise, Inc.	3.2%
Vertiv Holdings Co.	2.9%
DexCom, Inc.	2.7%
Constellation Brands, Inc., Class A	2.5%
Copart, Inc.	2.4%
HubSpot, Inc.	2.4%
Rockwell Automation, Inc.	2.3%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
TransDigm Group, Inc.	3.9%
Fair Isaac Corp.	3.4%
Ross Stores, Inc.	3.2%
Axon Enterprise, Inc.	3.2%
Vertiv Holdings Co.	2.9%
DexCom, Inc.	2.7%
Constellation Brands, Inc., Class A	2.5%
Copart, Inc.	2.4%
HubSpot, Inc.	2.4%
Rockwell Automation, Inc.	2.3%